Capital Lease	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Capital Lease/Notes Payable/Convertible Notes Payable [Abstract]
CAPITAL LEASE

NOTE 7 – CAPITAL LEASE

Capital lease obligations as of June 30, 2018 and December 31, 2017 are comprised of the following:

	June 30,	December 31,
	2018	2017
Note payable, New Everbank Lease	$32,109	$39,754
Less: note payable, New Everbank Lease (Capital leases), current portion	(19,877)	(18,348)

Notes payable, bank loans and capital leases, long-term portion	$12,232	$21,406

In March 2015, the Company entered into a capital equipment finance lease for Ultra Sound equipment with Everbank. There was no interest on this lease. The monthly payment is $1,529 for 60 months ending in March 2020. As of June 30, 2018, the Company owed Everbank $32,109 pursuant to this capital lease. During the three months ended June 30, 2018 and 2017, the Company made payments on this capital lease of $4,587 and $4,587, respectively. During the six months ended June 30, 2018 and 2017, the Company made payments on this capital lease of $7,645 and $9,174, respectively.

Future minimum payments to which the Company is obligated pursuant to the capital leases as of June, 2018 are as follows:

2018 (July to December)	$10,703
2019	18,348
2020	3,058
2021	---
2022	---

Total	$32,109

NOTE 7 – CAPITAL LEASE

Capital lease obligations as of December 31, 2017 and 2016 are comprised of the following:

	December 31,
	2017	2016

Note payable, New Everbank Lease	$39,754	$58,102
Less: note payable, New Everbank Lease (Capital leases), current portion	(18,348)	(18,348)

Notes payable, bank loans and capital leases, long-term portion	$21,406	$39,754

In March 2015, the Company entered into a capital equipment finance lease for Ultra Sound equipment with Everbank. There was no interest on this lease. The monthly payment is $1,529 for 60 months ending in March 2020. As of December 31, 2017, the Company owed Everbank $39,754 pursuant to this capital lease. During the years ended December 31, 2017 and 2016, the Company made payments on this capital lease of $18,348 and $18,348, respectively.

Future minimum payments to which the Company is obligated pursuant to the capital leases as of December 31, 2017 are as follows:

2018	$18,348
2019	18,348
2020	3,058
2021	---
2022	---

Total	$39,754